Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Long-term deposits	$ 186,368,967	$ 389,303,495	$ 54,890,333
Deposits monthly interest rate			0.30%
Uy [Member] | Banco Itau Uruguay Due January Four Two Thousand And Twenty Four [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-28-2023
Due date of deposits	01-04-2024
Long-term deposits	$ 449,552
Deposits monthly interest rate	0.64%
Uy [Member] | Citibank Uruguay Due January Two Two Thousand And Twenty Four [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-29-2023
Due date of deposits	01-02-2024
Long-term deposits	$ 280,970
Deposits monthly interest rate	0.52%
Uy [Member] | Scotiabank Uruguay Due January Twenty Nine Two Thousand And Twenty Four [Member] | Scotiabank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-29-2023
Due date of deposits	01-29-2024
Long-term deposits	$ 56,194
Deposits monthly interest rate	0.58%
Ars [Member] | Banco Supervielle Argentina Due January Eighth Two Thousand And Twenty Four [Member] | Banco Supervielle Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-07-2023
Due date of deposits	01-08-2024
Long-term deposits	$ 117,857
Deposits monthly interest rate	10.50%
Ars [Member] | Banco Bbva Argentina Due January Twenty One Two Thousand And Twenty Two [Member] | Banco Bbva Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-23-2021
Due date of deposits			01-21-2022
Long-term deposits			$ 4,142,029
Deposits monthly interest rate			2.50%
Ars [Member] | Banco Macro Argentina Due January Two Thousand And Twenty Two [Member] | Banco Macro Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-13-2021
Due date of deposits			01-12-2022
Long-term deposits			$ 1,255,315
Deposits monthly interest rate			2.83%
Ars [Member] | Banco Patagonia Argentina Due January Seventeen Two Thousand And Twenty Two [Member] | Banco Macro Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-16-2021
Due date of deposits			01-17-2022
Long-term deposits			$ 3,338,315
Deposits monthly interest rate			2.83%
Ars [Member] | Banco Patagonia Argentina Due January Twenty Seven Two Thousand And Twenty Two [Member] | Banco Macro Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-28-2021
Due date of deposits			01-27-2022
Long-term deposits			$ 2,476,161
Deposits monthly interest rate			2.83%
Ars [Member] | Banco Santander Ro Argentina January Twelve Two Thousand And Twenty Two [Member] | Banco Santander Rio Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-13-2021
Due date of deposits			01-12-2022
Long-term deposits			$ 3,347,507
Deposits monthly interest rate			2.83%
Usd [Member] | Sumitomo Mitsui Banking Corporation United States Due January Twenty Six Two Thousand And Twenty Four [Member] | Sumitomo Mitsui Banking Corporation United States [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	11-24-2023
Due date of deposits	01-26-2024
Long-term deposits	$ 141,450,646
Deposits monthly interest rate	0.46%
Usd [Member] | The Bank Of Nova Scotia Toronto Canada Due March Three Two Thousand And Twenty Four [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-08-2023
Due date of deposits	03-06-2024
Long-term deposits	$ 44,013,748
Deposits monthly interest rate	0.47%
Usd [Member] | Citibank New York Due January Nineteen Two Thousand And Twenty Three [Member] | Citibank New York [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-19-2022
Due date of deposits		01-19-2023
Long-term deposits		$ 214,295,932
Deposits monthly interest rate		0.39%
Usd [Member] | Sumitomo Mitsui Banking Corporation New York Due January Zero Three Two Thousand And Twenty Three [Member] | Sumitomo Mitsui Banking Corporation New York [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		11-03-2022
Due date of deposits		01-03-2023
Long-term deposits		$ 43,316,249
Deposits monthly interest rate		0.35%
Usd [Member] | Sumitomo Mitsui Banking Corporation New York Due January Twenty Six Two Thousand And Twenty Three [Member] | Sumitomo Mitsui Banking Corporation New York [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-27-2022
Due date of deposits		01-26-2023
Long-term deposits		$ 129,989,149
Deposits monthly interest rate		0.37%
Usd [Member] | Chile Bank Due January Zero Five Two Thousand And Twenty Two [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-29-2021
Due date of deposits			01-05-2022
Long-term deposits			$ 5,490,491
Deposits monthly interest rate			0.02%
Usd [Member] | Banco Santander Chile January Twenty Seven Two Thousand And Twenty Two [Member] | Banco Santander Chile [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-27-2021
Due date of deposits			01-27-2022
Long-term deposits			$ 6,757,670
Deposits monthly interest rate			0.20%
Usd [Member] | Banco Santander Chile January Twenty Seven Two Thousand And Twenty Two 2 [Member] | Banco Santander Chile [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-29-2021
Due date of deposits			01-27-2022
Long-term deposits			$ 11,825,798
Deposits monthly interest rate			0.21%
Clp [Member] | Scotia Corredora De Bolsa Chile S.a. Due January Zero Three Two Thousand And Twenty Three [Member] | Scotia Corredora De Bolsa Chile S.a. [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-27-2022
Due date of deposits		01-03-2023
Long-term deposits		$ 1,702,165
Deposits monthly interest rate		0.96%
Clp [Member] | Chile Bank Due January Zero Four Two Thousand And Twenty Two [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-23-2021
Due date of deposits			01-04-2022
Long-term deposits			$ 3,502,613
Deposits monthly interest rate			0.28%
Clp [Member] | Chile Bank Due January Thirteen Two Thousand And Twenty Two [Member] | Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-29-2021
Due date of deposits			01-13-2022
Long-term deposits			$ 4,750,887
Deposits monthly interest rate			0.28%
Clp [Member] | Banco Santander Chile January Zero Four Two Thousand And Twenty Two [Member] | Banco Santander Chile [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-27-2021
Due date of deposits			01-04-2022
Long-term deposits			$ 8,003,547
Deposits monthly interest rate			0.33%